Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Capitalized interest	$ 5.6	$ 7.8	$ 17.6	$ 9.3	$ 5.9